Geographic information	12 Months Ended
Mar. 31, 2022
Operating Segments [Abstract]
Geographic information	Geographic information
The geographic segmentation of the Company’s assets is as follows:

	2022				2021

	Property and equipment	Right-of-use assets	Intangible assets	Goodwill	Property and equipment	Right-of-use assets	Intangible assets	Goodwill
	$	$	$	$	$	$	$	$

Canada	10,356	10,062	990	2,104,368	5,536	10,266	3,563	971,939
United States	1,155	6,079	303,393	—	1,083	6,225	184,797	—
New Zealand	656	517	75,892	—	—	—	—	—
Germany	288	1,312	16,594	—	312	1,624	25,711	—
Other	4,001	7,569	12,699	—	1,411	3,091	20,422	—

Geographic sales based on customer location are detailed as follows:

	2022	2021
	$	$

United States	395,871	140,856
Canada	33,423	17,636
Australia	29,230	13,627
Netherlands	19,658	15,080
Other	70,190	34,529